Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Parties [Abstract]
Repayment of directors	$ 128,000
Due to director	15,000
Research and development expenses	$ 838,000	$ 838,000